Business combinations (Tables)	12 Months Ended
Sep. 30, 2022
Business Combinations [Abstract]
Summary of Business Combination
Details of the consideration transferred on acquisition date:

EUR million
Cash Consideration	236.0
Equity Consideration	274.8
Total consideration	510.8
As of September 30, 2022, the purchase price allocation has been completed. The following table illustrates the recognized assets and (liabilities) assumed at the date of the acquisition:

EUR million	Fair value at the time of acquisition
Property, plant and equipment	9.5
Right-of-use-assets	24.8
Identifiable intangible assets	202.0
Inventories	78.0
Trade receivables	0.7
Other current financial asset	2.4
Other current assets	11.2
Cash and cash equivalents	45.8
Non-current provisions	(3.1)
Non-current financial liabilities	(98.0)
Deferred tax liabilities	(28.5)
Trade payables	(41.2)
Other current financial liabilities	(2.0)
Other current liabilities	(69.6)
Contract liabilities	(1.7)
Total identifiable net assets acquired	130.3
Consideration transferred	510.8
Goodwill	380.4
The following table illustrates the recognized assets and (liabilities) assumed at the date of the acquisition:

EUR million	Fair value at the time of acquisition
Property, plant and equipment	0.1
Right-of-use-assets	0.2
Identifiable intangible assets	7.1
Inventories	9.1
Trade receivables	0.1
Other current assets	1.4
Cash and cash equivalents	0.6
Deferred tax liabilities	(1.8)
Tax liabilities	(1.1)
Trade payables	(3.2)
Other current liabilities	(2.6)
Total identifiable net assets acquired	9.9
Consideration transferred	31.3
Goodwill	21.4
The following table illustrates the recognized assets and liabilities assumed at the date of the acquisition:

EUR million	Fair value at the time of acquisition
Property, plant and equipment	0.1
Right-of-use-assets	0.6
Identifiable intangible assets	1.7
Other non-current assets	0.3
Inventories	4.9
Trade receivables	0.1
Other current assets	0.1
Cash and cash equivalents	0.2
Other non-current liabilities	(0.5)
Tax liabilities	(0.7)
Trade payables	(3.2)
Other current liabilities	(1.4)
Total identifiable net assets acquired	2.2
Consideration transferred	13.2
Goodwill	11.0